Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Transactions and Balances With Related Parties [Abstract]
Schedule of balances with related parties
	December 31, 2021		December 31, 2020
	Key management personnel	Other related parties	Key management personnel	Other related parties
Current liabilities	$447	$-	$59	$-

Schedule of transactions with related parties
	Year ended December 31,
	2021	2020	2019
Research and development expenses	$-	$-	$75

Schedule of benefits to key management personnel
	Year ended December 31,
	2021	2020	2019
Short-term benefits	$962	$746	$948

Cost of share-based payment	$43	$91	$275